UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07303
Global Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value

Auto Components — 1.2%

Lear Corp.(1)	9,116	$631,465

		$631,465

Automobiles — 1.6%

Fiat SpA(1)	8,300	$87,362
Honda Motor Co., Ltd.	10,000	345,887
Nissan Motor Co., Ltd.(1)	33,000	260,965
Toyota Motor Corp.	4,900	183,414

		$877,628

Beverages — 1.2%

Central European Distribution Corp.(1)(2)	11,200	$373,520
Fomento Economico Mexicano SA de CV ADR	6,800	291,040

		$664,560

Biotechnology — 2.1%

Amylin Pharmaceuticals, Inc.(1)(2)	16,000	$302,400
Cephalon, Inc.(1)(2)	5,000	343,350
Genzyme Corp.(1)(2)	5,200	297,440
Gilead Sciences, Inc.(1)(2)	3,500	166,635

		$1,109,825

Building Products — 1.7%

Lennox International, Inc.(2)	3,340	$140,948
Owens Corning, Inc.(1)(2)	19,613	461,494
Wienerberger AG(1)	19,740	336,711

		$939,153

Capital Markets — 3.1%

3i Group PLC	26,000	$104,410
State Street Corp.(2)	19,750	886,973
TD Ameritrade Holding Corp.(1)(2)	40,800	713,592

		$1,704,975

Chemicals — 1.1%

Agrium, Inc.(2)	5,000	$323,750
Celanese Corp., Class A	8,900	277,591

		$601,341

Commercial Banks — 9.7%

Banco Santander Central Hispano SA ADR(2)	66,000	$860,640
Barclays PLC	104,000	497,003
BOC Hong Kong Holdings, Ltd.	243,000	547,005
Credit Agricole SA	7,400	109,870
DBS Group Holdings, Ltd.	72,000	716,124
Intesa Sanpaolo SpA(1)	114,000	400,905
KBC Groep NV(1)	9,900	447,713
Mitsubishi UFJ Financial Group, Inc.	39,000	198,647
National Bank of Greece SA(1)	20,200	380,773
Societe Generale	3,900	214,345
Turkiye Is Bankasi	45,296	123,777
Wells Fargo & Co.(2)	26,900	735,446

		$5,232,248

Commercial Services & Supplies — 0.5%

Copart, Inc.(1)(2)	7,300	$260,464

		$260,464

Communications Equipment — 3.0%

Brocade Communications Systems, Inc.(1)(2)	54,979	$319,978
Palm, Inc.(1)(2)	42,000	256,200
Research In Motion, Ltd.(1)(2)	10,545	747,429
Riverbed Technology, Inc.(1)(2)	11,700	318,825

		$1,642,432

Computers & Peripherals — 0.5%

Apple, Inc.(1)	400	$81,848
Toshiba Corp.(1)	32,000	160,067

		$241,915

Construction & Engineering — 0.4%

Vinci SA(2)	4,000	$209,134

		$209,134

Consumer Finance — 1.3%

American Express Co.(2)	10,600	$404,814
ORIX Corp.	3,800	291,173

		$695,987

Diversified Financial Services — 0.9%

CIT Group, Inc.(1)	9,000	$327,870
Moody’s Corp.(2)	6,000	159,720

		$487,590

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Diversified Telecommunication Services — 1.4%

Koninklijke KPN NV(2)	15,100	$240,411
Telefonica SA	21,100	494,804

		$735,215

Electric Utilities — 0.4%

E.ON AG ADR	6,700	$238,721

		$238,721

Electrical Equipment — 1.6%

ABB, Ltd. ADR(1)	17,300	$350,498
Harbin Electric, Inc.(1)(2)	8,500	160,905
Vestas Wind Systems A/S(1)	5,350	264,579
Yingli Green Energy Holding Co. Ltd. ADR(1)(2)	6,905	79,960

		$855,942

Electronic Equipment, Instruments & Components — 1.6%

FUJIFILM Holdings Corp.	18,000	$570,346
Hon Hai Precision Industry Co., Ltd.	67,000	265,326
Itron, Inc.(1)(2)	700	46,865

		$882,537

Energy Equipment & Services — 1.6%

Nabors Industries, Ltd.(1)(2)	10,600	$233,624
OAO TMK GDR(1)(3)	20,100	357,559
Tenaris SA ADR(2)	6,500	269,295

		$860,478

Food & Staples Retailing — 1.1%

Shoppers Drug Mart Corp.	14,500	$606,349

		$606,349

Food Products — 4.5%

Cosan, Ltd., Class A(1)(2)	35,300	$320,171
H.J. Heinz Co.(2)	14,000	642,600
Lancaster Colony Corp.(2)	2,700	155,358
Nestle SA	16,200	806,437
Unilever PLC	17,000	499,900

		$2,424,466

Health Care Equipment & Supplies — 1.1%

Masimo Corp.(1)(2)	10,600	$293,514
Mindray Medical International, Ltd. ADR(2)	4,000	152,640
NuVasive, Inc.(1)(2)	3,100	123,845

		$569,999

Health Care Providers & Services — 1.9%

CIGNA Corp.(2)	12,200	$417,972
Laboratory Corp. of America Holdings(1)(2)	2,100	153,951
Lincare Holdings, Inc.(1)(2)	7,200	289,152
Quest Diagnostics, Inc.(2)	3,000	170,250

		$1,031,325

Hotels, Restaurants & Leisure — 0.8%

Bally Technologies, Inc.(1)(2)	7,000	$289,870
Carnival PLC	4,400	167,259

		$457,129

Household Durables — 3.3%

Desarrolladora Homex SA de CV ADR(1)(2)	15,100	$412,834
Fisher & Paykel Appliances Holdings, Ltd.(1)	280,000	117,210
LG Electronics, Inc.	1,400	129,065
Tempur-Pedic International, Inc.(1)(2)	22,273	632,553
Whirlpool Corp.(2)	6,210	522,634

		$1,814,296

Household Products — 0.9%

Church & Dwight Co., Inc.(2)	5,200	$349,336
Henkel AG & Co. KGaA	3,000	132,230

		$481,566

Industrial Conglomerates — 1.6%

Cookson Group PLC(1)	50,000	$350,588
Keppel Corp., Ltd.	84,200	503,745

		$854,333

Insurance — 1.5%

Allied World Assurance Holdings, Ltd.	1,781	$82,104
AXA SA ADR	8,600	173,118
Fairfax Financial Holdings, Ltd.	210	72,474
Swiss Reinsurance Co., Ltd.	5,100	229,107
Zurich Financial Services AG	1,100	265,337

		$822,140

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Internet Software & Services — 0.5%

Monster Worldwide, Inc.(1)(2)	20,400	$284,580

		$284,580

IT Services — 0.8%

Accenture PLC, Class A(2)	9,000	$359,730
Euronet Worldwide, Inc.(1)(2)	5,000	90,600

		$450,330

Machinery — 0.1%

PACCAR, Inc.(2)	1,600	$56,560

		$56,560

Media — 2.8%

Central European Media Enterprises, Ltd., Class A(1)(2)	9,700	$261,609
DIRECTV, Class A(1)	19,104	646,670
McGraw-Hill Cos., Inc. (The)(2)	17,400	595,080

		$1,503,359

Metals & Mining — 3.8%

Anglo American PLC ADR(1)(2)	15,610	$283,478
ArcelorMittal(2)	12,800	489,216
Rio Tinto PLC ADR	1,600	332,480
Sterlite Industries India, Ltd. ADR	14,800	249,972
Thompson Creek Metals Co., Inc.(1)(2)	22,300	306,625
Vale SA ADR(2)	16,600	408,360

		$2,070,131

Multi-Utilities — 0.7%

RWE AG	4,700	$398,034

		$398,034

Multiline Retail — 0.7%

Big Lots, Inc.(1)(2)	11,700	$391,950

		$391,950

Office Electronics — 0.5%

Canon, Inc.	7,000	$290,457

		$290,457

Oil, Gas & Consumable Fuels — 8.2%

Alpha Natural Resources, Inc.(1)	6,318	$290,691
Apache Corp.	4,800	497,472
Arch Coal, Inc.(2)	13,200	296,868
Brigham Exploration Co.(1)(2)	6,724	110,408
Forest Oil Corp.(1)(2)	5,800	157,180
Heritage Oil PLC(1)	12,000	85,538
KazMunaiGas Exploration Production GDR	6,300	152,176
LUKOIL OAO ADR(2)	7,000	367,500
Newfield Exploration Co.(1)(2)	3,300	168,531
Nexen, Inc.	26,000	585,000
OMV AG	3,100	114,782
Petroleo Brasileiro SA ADR(2)	14,200	545,280
Soco International PLC(1)	11,200	262,189
Statoil ASA ADR(2)	13,495	303,233
Total SA ADR	9,400	523,204

		$4,460,052

Pharmaceuticals — 6.4%

AstraZeneca PLC ADR(2)	4,400	$194,128
Biovail Corp.	20,000	296,600
GlaxoSmithKline PLC ADR(2)	10,700	397,398
King Pharmaceuticals, Inc.(1)(2)	26,900	302,625
Novartis AG ADR(1)(2)	19,200	1,062,144
Perrigo Co.(2)	3,300	163,581
Pfizer, Inc.	24,000	421,200
Sanofi-Aventis	4,200	306,525
Warner Chilcott PLC(1)(2)	11,500	313,030

		$3,457,231

Real Estate Investment Trusts (REITs) — 0.2%

Chimera Investment Corp.(2)	32,700	$130,800

		$130,800

Real Estate Management & Development — 0.2%

Raven Russia, Ltd.	169,000	$124,456

		$124,456

Road & Rail — 0.6%

All America Latina Logistica SA (Units)	20,000	$178,402
Kansas City Southern(1)(2)	4,500	154,350

		$332,752

Semiconductors & Semiconductor Equipment — 2.1%

Atheros Communications, Inc.(1)(2)	8,921	$320,175
Cree, Inc.(1)(2)	3,400	230,622

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Tessera Technologies, Inc.(1)(2)	25,320	$454,747
United Microelectronics Corp. ADR(1)(2)	34,000	116,620

		$1,122,164

Software — 1.1%

Ariba, Inc.(1)(2)	13,688	$164,393
Check Point Software Technologies, Ltd.(1)(2)	5,600	182,560
Concur Technologies, Inc.(1)(2)	6,200	243,908

		$590,861

Specialty Retail — 2.0%

Advance Auto Parts, Inc.(2)	7,973	$325,299
Kingfisher PLC	71,000	232,904
Limited Brands, Inc.(2)	8,500	187,935
RadioShack Corp.(2)	17,500	342,300

		$1,088,438

Textiles, Apparel & Luxury Goods — 2.9%

Gildan Activewear, Inc.(1)(2)	35,949	$848,756
Hanesbrands, Inc.(1)(2)	27,400	710,482

		$1,559,238

Tobacco — 1.5%

British American Tobacco PLC	23,500	$799,016

		$799,016

Trading Companies & Distributors — 2.0%

Mitsubishi Corp.	7,000	$174,608
Mitsui & Co., Ltd.	57,000	883,424

		$1,058,032

Wireless Telecommunication Services — 6.1%

Crown Castle International Corp.(1)(2)	24,300	$918,540
Leap Wireless International, Inc.(1)(2)	10,000	142,700
NII Holdings, Inc.(1)(2)	29,805	1,115,303
Rogers Communications, Inc., Class B	19,000	627,570
Turkcell Iletisim Hizmetleri AS ADR(2)	33,000	488,730

		$3,292,843

Total Common Stocks
(identified cost $44,563,220)		$51,394,497

Investment Funds — 2.3%

Security	Shares	Value

Capital Markets — 2.3%

iShares Russell 2000 Index Fund	10,000	$628,000
SPDR S&P MidCap 400 ETF Trust	4,800	643,152

Total Investment Funds
(identified cost $1,228,538)		$1,271,152

Short-Term Investments — 29.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.19%(4)(5)	$14,733	$14,732,695
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	987	986,730

Total Short-Term Investments
(identified cost $15,719,425)		$15,719,425

Total Investments — 126.1%
(identified cost $61,511,183)		$68,385,074

Other Assets, Less Liabilities — (26.1)%		$(14,147,827)

Net Assets — 100.0%		$54,237,247

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2010.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the six months ended February 28, 2010 was $348 and $0, respectively.

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	41.5%	$22,522,560
Canada	8.1	4,414,553
United Kingdom	7.8	4,206,291
Japan	6.2	3,358,988
Switzerland	5.0	2,713,523
France	2.8	1,536,196
Brazil	2.7	1,452,213
Spain	2.5	1,355,444
Singapore	2.3	1,219,869
Russia	1.6	849,515
Germany	1.4	768,985
Italy	1.4	757,562
Netherlands	1.4	729,627
Mexico	1.3	703,874
Ireland	1.2	672,760
Turkey	1.1	612,507
Hong Kong	1.0	547,005
Austria	0.8	451,493
Belgium	0.8	447,713
Taiwan	0.7	381,946
Greece	0.7	380,773
Poland	0.7	373,520
Bermuda	0.6	315,728
Norway	0.6	303,233
Denmark	0.5	264,579
Czech Republic	0.5	261,609
India	0.5	249,972
China	0.4	232,600
Israel	0.3	182,560
Kazakhstan	0.3	152,176
South Korea	0.2	129,065
New Zealand	0.2	117,210

Long-Term Investments	97.1%	$52,665,649

Short-Term Investments		$15,719,425

Total Investments		$68,385,074

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2010

Assets

Unaffiliated investments, at value including $14,460,496 of securities on loan (identified cost, $45,791,758)	$52,665,649
Affiliated investments, at value (identified cost, $15,719,425)	15,719,425
Foreign currency, at value (identified cost, $1,044)	1,047
Dividends receivable	65,883
Interest receivable from affiliated investment	296
Receivable for investments sold	958,928
Securities lending income receivable	2,794
Tax reclaims receivable	72,500

Total assets	$69,486,522

Liabilities

Collateral for securities loaned	$14,732,695
Payable for investments purchased	404,476
Payable to affiliates:
Investment adviser fee	27,473
Administration fee	10,407
Accrued expenses	74,224

Total liabilities	$15,249,275

Net Assets applicable to investors’ interest in Portfolio	$54,237,247

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$47,358,376
Net unrealized appreciation	6,878,871

Total	$54,237,247

Statement of Operations

For the Six Months Ended
February 28, 2010

Investment Income

Dividends (net of foreign taxes, $18,640)	$277,516
Securities lending income, net	16,838
Interest income allocated from affiliated investments	2,726
Expenses allocated from affiliated investments	(2,378)

Total investment income	$294,702

Expenses

Investment adviser fee	$210,199
Administration fee	70,238
Trustees’ fees and expenses	1,216
Custodian fee	88,544
Legal and accounting services	29,747
Miscellaneous	1,775

Total expenses	$401,719

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$401,717

Net investment loss	$(107,015)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,110,013
Investment transactions allocated from affiliated investments	1,734
Foreign currency transactions	(9,845)

Net realized gain	$4,101,902

Change in unrealized appreciation (depreciation) —
Investments	$(1,736,435)
Foreign currency	(3,970)

Net change in unrealized appreciation (depreciation)	$(1,740,405)

Net realized and unrealized gain	$2,361,497

Net increase in net assets from operations	$2,254,482

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2010	Year Ended
in Net Assets	(Unaudited)	August 31, 2009

From operations —
Net investment income (loss)	$(107,015)	$517,171
Net realized gain (loss) from investment and foreign currency transactions	4,101,902	(29,009,619)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,740,405)	(2,635,027)

Net increase (decrease) in net assets from operations	$2,254,482	$(31,127,475)

Capital transactions —
Contributions	$2,487,216	$9,346,348
Withdrawals	(5,217,888)	(20,695,393)

Net decrease in net assets from capital transactions	$(2,730,672)	$(11,349,045)

Net decrease in net assets	$(476,190)	$(42,476,520)

Net Assets

At beginning of period	$54,713,437	$97,189,957

At end of period	$54,237,247	$54,713,437

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.44	%(2)	1.45	%(3)	1.26%		1.28%		1.29	%(3)	1.29	%(3)
Net investment income (loss)	(0.38	)%(2)	0.97%		1.17	%(4)	0.70	%(5)	0.22%		0.40%
Portfolio Turnover	65	%(6)	155%		124%		94%		186%		130%

Total Return	4.16	%(6)	(29.60)%		(3.42)%		29.26%		13.43%		19.06%

Net assets, end of period (000’s omitted)	$54,237		$54,713		$97,190		$96,585		$83,316		$82,344

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser(s) voluntarily waived a portion of its investment adviser fee (equal to less than 0.01%, 0.04% and less than 0.01% of average daily net assets for the years ended August 31, 2009, 2006 and 2005, respectively).

(4)	Includes a dividend resulting from a corporate action equal to 0.46% of average daily net assets.

(5)	Includes special dividends equal to 0.35% of average daily net assets.

(6)	Not annualized.

See notes to financial statements

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2010, Eaton Vance Global Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) or Boston Management and Research (BMR), a subsidiary of EVM. Cash Reserves Fund, Cash Collateral Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund, Cash Collateral Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund, Cash Collateral Fund and Cash Management may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2010 and for the six months then ended have not been audited by an

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee totaled $212,295 of which $2,096 was allocated from Cash Management and $210,199 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.75% (annualized) of the Portfolio’s average daily net assets.

In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level. For the six months ended February 28, 2010, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $70,238.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or Eagle’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $34,490,772 and $37,531,358, respectively, for the six months ended February 28, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,629,950

Gross unrealized appreciation	$7,746,700
Gross unrealized depreciation	(1,991,576)

Net unrealized appreciation	$5,755,124

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S.

Global Growth Portfolio as of February 28, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $5,402 for the six months ended February 28, 2010. At February 28, 2010, the value of the securities loaned and the value of the collateral received amounted to $14,460,496 and $14,732,695, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$6,799,436	$1,524,068		$—	$8,323,504
Consumer Staples	2,738,374	2,237,582		—	4,975,956
Energy	4,348,286	972,243		—	5,320,529
Financials	4,547,551	4,650,644		—	9,198,195
Health Care	5,861,855	306,525		—	6,168,380
Industrials	1,843,581	2,722,789		—	4,566,370
Information Technology	4,219,081	1,286,196		—	5,505,277
Materials	2,671,472	—		—	2,671,472
Telecommunication Services	3,292,843	735,216		—	4,028,059
Utilities	238,721	398,034		—	636,755

Total Common Stocks	$36,561,200	$14,833,297	*	$—	$51,394,497

Investment Funds	$1,271,152	$—		$—	$1,271,152
Short-Term Investments	—	15,719,425		—	15,719,425

Total Investments	$37,832,352	$30,552,722		$—	$68,385,074

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Global Growth Portfolio (the “Portfolio”) and Boston Management and Research (“BMR” or the “Adviser”) and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (“Eagle” or the “Sub-adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM”), and the management contract of the Fund with EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR the sub-advisory agreement with Eagle for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR, EVM and by Eagle and to the Fund by EVM.

The Board considered BMR’s, EVM’s and Eagle’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle’s management of the foreign portion of the Portfolio. The Board specifically noted BMR’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR, EVM and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, the investment advisory agreement with respect to Eagle, the administration agreement with EVM and the management contract with EVM, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board noted that the domestic portion of the Portfolio has been managed by BMR since the Fund’s inception and that the foreign portion of the Portfolio has been managed by Eagle since April 1, 2006. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, EVM and Eagle, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Global Growth Portfolio

Officers
Duncan W. Richardson
President

Edward R. Allen, III
Vice President

Arieh Coll
Vice President

Thomas N. Hunt, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Global Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Global Growth Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

424-04/10	IASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	April 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 9, 2010

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	April 9, 2010